Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX.
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		32.41%	10.83%	9.34%
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		32.71%	11.11%	9.56%
S&P 1500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Average Annual Return, Percent	[1]	37.54%	14.90%	12.71%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		32.99%	11.37%	9.86%

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective October 31, 2024.